Loan and Promissory Note (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2026	Aug. 06, 2025	Nov. 30, 2023	Jun. 30, 2019	Mar. 31, 2026	Mar. 31, 2025	Jan. 31, 2022	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Oct. 27, 2025	Jun. 30, 2025	Dec. 31, 2023	Nov. 17, 2023
Debt Instrument [Line Items]
Warrant ouitstanding	16,000,000										12,000,000
Warrant, exercise price												$ 1.0825
Finance costs										$ 20,000,000
Share price					$ 0.0001				$ 0.0001				$ 0.0001
Interest expenses					$ 226,000	$ 350,000			$ 1,231,000	1,505,000
Accrued liabilities					610,000	$ 3,158,000			$ 384,000	$ 2,808,000
Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Interest expenses					21,000
Accrued liabilities					$ 0
Principal amount	$ 2,500,000
Maturity date	Sep. 01, 2026
Interest rate, description					The Company is required to apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Promissory Note until it is paid in full. In the event of default, the Promissory Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount
Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share														$ 0.0001
Share price										$ 0.48751				$ 0.48751
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Loan amount				$ 9,999,000
Interest rate				6.50%
Interest prime, rate				12.00%
Bear interest rate				4.00%
Warrant ouitstanding				1,872,993
Warrant, exercise price				$ 0.2803
Warrant expiration, description				The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition
Loan and Security Agreement [Member] | Series A [Member]
Debt Instrument [Line Items]
Warrant, exercise price				$ 0.0001
First Amendment [Member] | 22 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments								$ 5,000,000		$ 5,000,000
Second Amendment [Member] | 25 Consecutive Equal Monthly Payment [Member]
Debt Instrument [Line Items]
Deferred payments							$ 5,000,000			$ 5,000,000
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of amount, converted			$ 3,152,000
Conversion of shares, converted			6,466,194
Stock issued, price per share			$ 0.0001
Series B Preferred Stock Purchase Agreement [Member] | Series B-1 Warrant [Member]
Debt Instrument [Line Items]
Conversion of shares, converted			741,435
Stock issued, price per share			$ 0.0001
Share price			$ 0.4875
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued, price per share		$ 3.75
Share price		$ 10.00
Debt conversion, converted instrument, rate		50.00%
stock issued during period, value, conversion of units		$ 6,800,000
Stock issued during period, shares, conversion of units		682,770
Debt instrument, convertible, conversion price		$ 4.62
Debt instrument, convertible, terms of conversion feature		(i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month
Securities Purchase And Conversion Agreement [Member] | Series E Convertible Preferred Stock [Member] | Minimum [Member]
Debt Instrument [Line Items]
stock issued during period, value, conversion of units		$ 8,000,000